Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amount at
Bank loans	€ 3,707,053	€ 3,464,799
Other financial liabilities	882,060	115,313
Bonds and other marketable securities	4,743,529	2,713,101
Lease liabilities	873,724	733,499
Payable to suppliers	628,992	601,618
Other current liabilities	43,562	31,190
Financial derivatives	875
Financial derivatives	875
Total carrying amount	10,879,795	7,659,520
Contractual flows
Bank loans	4,309,621	4,176,075
Other financial liabilities	1,294,873	115,314
Bonds and other marketable securities	5,663,320	3,119,194
Lease liabilities	873,723	733,499
Payable to suppliers	628,992	601,618
Other current liabilities	43,562	31,190
Financial derivatives	875
Financial liabilities for hedging derivatives	875
Total contractual flows	12,814,966	8,776,890
6 months or less
Carrying amount at
Financial derivatives	875
Contractual flows
Bank loans	476,397	190,659
Other financial liabilities	41,934	103,397
Bonds and other marketable securities	2,215,138	144,756
Lease liabilities	24,640	21,896
Payable to suppliers	622,091	601,585
Other current liabilities	42,387	30,369
Financial derivatives	875
Financial liabilities for hedging derivatives	875
Total contractual flows	3,423,462	1,092,662
6 - 12 months
Contractual flows
Bank loans	78,524	89,704
Other financial liabilities	1,300	1,645
Bonds and other marketable securities	170,572	32,016
Lease liabilities	23,927	20,746
Payable to suppliers	6,901	33
Other current liabilities	1,175	821
Total contractual flows	282,399	144,965
2023
Contractual flows
Bank loans	102,070	134,789
Other financial liabilities	164,718	3,372
Bonds and other marketable securities	48,538	64,031
Lease liabilities	47,595	40,961
Total contractual flows	362,921	243,153
2-5 years
Contractual flows
Bank loans	3,641,777	502,605
Other financial liabilities	448,161	5,515
Bonds and other marketable securities	3,145,255	2,091,066
Lease liabilities	184,032	158,032
Total contractual flows	7,419,225	2,757,218
More than 5 years
Contractual flows
Bank loans	10,853	3,258,318
Other financial liabilities	638,760	1,385
Bonds and other marketable securities	83,817	787,325
Lease liabilities	593,529	491,864
Total contractual flows	€ 1,326,959	€ 4,538,892